INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current liabilities
Borrowings	$ 47,260,267	$ 119,728,126
Corporate bonds	107,132	25,265,276
Non-current liabilities
Borrowings	59,982,642	38,198,026
Corporate bonds	38,350,225	25,926,536
Bank borrowings
Current liabilities
Borrowings	46,194,472	93,752,214
Non-current liabilities
Borrowings	20,515,091	12,271,490
Trust debt securities
Current liabilities
Borrowings		$ 710,636
Shareholders and other related parties
Current liabilities
Borrowings	958,663
Non-current liabilities
Borrowings	$ 1,117,326